COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES
NOTE 12 -COMMITMENTS AND CONTINGENCIES	As of March 31, 2021, the Company has no material commitments or contingencies.	As of December 31, 2020 and 2019, the Company has no material commitments or contingencies.